Leases (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of quantitative information about right-of-use assets
Set out below are the carrying amounts of lease liabilities and the movements during the fiscal year:

Movements	2021	2020	2019
At the beginning of the fiscal year	1,774,360	1,884,261	1,231,934
Additions	493,879	574,879	1,018,526
Accretion of interest (see note 39)	218,729	272,881	250,636
Difference in foreign currency	223,436	440,760	559,965
Payments	(624,540)	(847,948)	(471,478)
Monetary effects	(665,692)	(550,473)	(705,322)

At the end of the fiscal year (see note 21)	1,420,172	1,774,360	1,884,261

Summary of maturity analysis of operating lease payments
The table below shows the maturity of the lease liabilities as of December 31, 2021 and 2020:

Lease liabilities	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Balances as of 12/31/2021	60,516	105,346	144,584	244,990	555,436	369,565	495,171	864,736
Balances as of 12/31/2020	69,633	126,067	163,216	268,776	627,692	377,839	768,829	1,146,668

Summary of Reconciliation Between Gross Investment of Financial Leases and the Current Value of the Minimum Payments Receivables
The following table shows the reconciliation between the total gross investment of financial leases and the current value of the minimum payment receivables for such leases:

	12/31/2021		12/31/2020
	Current value of minimum payments	Total gross Investment	Current value of minimum payments	Total gross Investment
Up to 1 year	230,863	111,891	154,384	121,369
From 1 to 5 years	550,935	366,099	89,494	57,591

Total	781,798	477,990	243,878	178,960